                        EAI Select Managers Equity Fund

                       Review of First Six Months of 2000
--------------------------------------------------------------------------------
Dear Fellow Shareholder:

We are very pleased to present the first half of 2000 report on the EAI Select Managers Equity Fund ("the Fund"). The first part of this review details the performance of the Fund and the factors that influenced it, while the second part summarizes the domestic equity market in 2000.

Eai Select Managers Equity Fund

The EAI Select Managers Equity Fund returned +0.7% the first six months of 2000. This return compares favorably to the average of the Morningstar Large Blend Mutual Fund Universe* (+0.5%) , and the S&P 500 (-0.4%).

Despite a difficult second quarter, technology (+5.8%) was a clear leader for the first six months; its weighting in the Fund has fluctuated from 29% to 35%, and is currently at 30%. The larger more established companies have held up well, withstanding the extreme volatility experienced so far this year. Examples include EMC Corp. (+40.8%), Hewlett-Packard Co. (+38.5%), Oracle Corp. (+50.0%) and Intel Corp. (+62.5%).

Another positive was financial (+5.1%). This sector benefited from relatively modest valuations and the prospect of lower interest rates. Cigna Corp. (+17.0%), Merrill Lynch & Co. (+38.9%) and State Street Corp. (+45.6%) were particularly strong.

Offsetting these results to some degree was consumer cyclical (-8.8%), the second largest sector, averaging 22%. The stellar performance by Central Newspapers (+61.3%), which agreed to a merger with Gannett Co., was negated by profit-taking in other media issues. EchoStar Communications Corp (-32.1%), the second largest holding at the beginning of the year, fell dramatically. Although the satellite-T.V. provider's subscriber growth is soaring, higher marketing expenses are causing wider losses. Also, AT&T Liberty Media (-14.6%), the Fund's largest holding, fell in sympathy with other entertainment companies.

Please keep in mind that this summary covers only a six-month period. We encourage all of our shareholders to continue to maintain a longer-term view.

The Stock Market Review

In the first half of 2000, the S&P 500 fell a modest 0.4%. The big story, however, was the swings in the NASDAQ, which had five of its worst and best days, and its best (+19.0%) and worst week (-25.3%) in history (29 years); for the six months, it lost 2.5%

The year 2000 got off to a shaky start. Higher interest rates and oil prices, and anxiety over fourth quarter earnings reports, hurt the market. By February 25, the S&P 500 had lost 9.1%. Technology was the one sector that seemed immune; the NASDAQ rose 12.8% over this period.

After a week of stabilization, the market rebounded, led by "old economy" sectors. Valuations suddenly mattered. By March 24th, the S&P 500 had rebounded an impressive 14.8% off the February lows.

A relatively calm two weeks ensued. The markets unraveled during the second week of the second quarter, as inflation fears heated up and concerns about valuations gripped investors. The S&P 500 dropped 10.5%, while the NASDAQ suffered its largest weekly loss ever (-25.3%).

A sharp reflex rally set in during the early part of the following week (4/17-4/18: S&P 500: +6.3%; NASDAQ: +14.2%); some follow-through lasted until the end of April.

Movements were volatile but little changed leading up to the Fed's May meeting. The hawkish comments following the aggressive move by the Fed on the 16th caused a brief selloff; the market finally found a cyclical bottom one week later. Losses from the highs reached in mid-to-late March were hefty: S&P 500 (-9.9%), Russell 2000 (-23.8%) and NASDAQ (-37.3%).

                        EAI Select Managers Equity Fund
--------------------------------------------------------------------------------

For the balance of the quarter, encouraging signs of slower economic growth, benign inflation and a sense that the Fed is well along in its tightening mode, led to a fairly broad-based recovery with the NASDAQ in the forefront. In one week alone (5/29-6/2), this index gained 19.0%.

In a rebound from poor 1999 results, consumer noncyclicals (+10.3%) were the leaders so far this year. Pharmaceuticals (+25.7%) performed well in this uncertain environment for earnings. Higher oil prices helped energy (+8.2%), the second best performer.

The biggest loser so far this year was basic industry (-24.1%). The prospect of a slowing economy led to a broad-based selloff. Of the 51 issues, 43 lagged the S&P 500: paper (-28.2%) and chemical (-25.6%) companies were particularly weak.

The attached report provides you with a listing of the investment portfolio, performance results, and the financial statements as of June 30, 2000. As always, should you have any questions, please feel free to contact us.

We thank you for your continued confidence in the EAI Select Managers Equity
Fund.

Sincerely,

/s/ Phillip Maisano
Phillip Maisano
President

July 2000


                   Average Annual Total Returns as of 6/30/00
--------------------------------------------------------------------------------

                                Since
                 1            Inception
               Year   3 Years (1/2/96)
---------------------------------------
  The Fund     15.89%  21.87%   21.50%
---------------------------------------
  Peer Group*   8.93%  17.29%   19.68%

*Morningstar Large Blend Equity Universe contained 954 funds as of 6/30/00.

The performance data represents past performance and is not indicative of future results. Investment return and principal value of an investment in the Fund will vary so that shares, when redeemed, may be worth more or less than their original cost.

The Manager is currently waiving certain or all expenses on the Fund. Had the Fund incurred all expenses, investment returns would have been reduced.

                        EAI Select Managers Equity Fund
               Schedule of Investments June 30, 2000 (unaudited)

 No. of
 Common
 Shares                       Securities                                     Value (Note 1)
-------------------------------------------------------------------------------------------
 Aerospace: 2.4%

  7,100              Boeing Co. .................                             $   296,869
  2,000              General Dynamics Corp. .....                                 104,500
 10,568              General Motors Corp. (Class
                      H).........................                                 927,342
  5,800              United Technologies Corp. ..                                 341,475
                                                                              -----------
                                                                                1,670,186
                                                                              -----------
 Autos: 0.3%

  3,839              General Motors Co. .........                                 222,902
                                                                              -----------
 Banks: 4.7%

  3,450              AmSouth Bancorporation......                                  54,338
 13,800              Chase Manhattan Corp. ......                                 635,663
  4,500              Citigroup, Inc. ............                                 271,125
  3,780              Commerce Bancshares, Inc. ..                                 112,455
 18,000              First Union Corp. ..........                                 446,625
  7,900              FleetBoston Financial
                      Corp. .....................                                 268,600
 11,600              Mellon Financial Corp. .....                                 422,675
  7,700              State Street Corp. .........                                 816,681
  6,500              Wells Fargo & Co. ..........                                 251,875
                                                                              -----------
                                                                                3,280,037
                                                                              -----------
 Beverages: 2.1%

 12,000              Coca-Cola Co. ..............                                 689,250
 17,800              PepsiCo, Inc. ..............                                 790,988
                                                                              -----------
                                                                                1,480,238
                                                                              -----------
 Chemicals: 0.3%

  4,000              Air Products & Chemicals,
                      Inc. ......................                                 123,250
  2,000              Eastman Chemical Co. .......                                  95,500
                                                                              -----------
                                                                                  218,750
                                                                              -----------
 Computer Services/Office Equipment: 17.6%

  4,200              Advanced Micro Devices,
                      Inc. ......................                                 324,450
  2,400              America Online, Inc. .......                                 126,600
  2,000              Analog Devices, Inc. .......                                 152,000
  8,200              Apple Computer, Inc. .......                                 429,475
  2,000              Autodesk, Inc. .............                                  69,375
  2,400              Broadcom Corp. (Class A)....                                 525,450
  3,400              Checkfree Holdings Corp. ...                                 175,313
  1,200              CMGI, Inc. .................                                  54,975
  3,000              CNET Networks, Inc. ........                                  73,688
  5,600              Cisco Systems, Inc. ........                                 355,950
  9,800              Compaq Computer Corp. ......                                 250,513
 16,300              Dell Computer Corp. ........                                 803,794
  6,791              Earthlink Network, Inc. ....                                 104,836

 No. of
 Common
 Shares                       Securities                                     Value (Note 1)
-------------------------------------------------------------------------------------------
 Computer Services/Office Equipment: (continued)

  7,300              Electronic Data Systems
                      Corp. .....................                             $   301,125
 19,400              EMC Corp. ..................                               1,492,588
 14,400              First Data Corp. ...........                                 714,600
  5,500              Hewlett-Packard Co. ........                                 686,813
  4,300              International Business
                      Machines Corp. ............                                 471,119
  4,300              Lexmark International
                      Group, Inc. (Class A)......                                 289,175
 10,300              Microsoft Corp. ............                                 824,000
 22,300              Motorola, Inc. .............                                 648,094
 17,500              Novell, Inc. ...............                                 161,875
  9,300              Oracle Corp. ...............                                 781,781
  5,100              Pitney Bowes, Inc. .........                                 204,000
  7,600              Sun Microsystems, Inc. .....                                 691,125
  2,800              Travelocity.com, Inc. ......                                  45,850
  3,440              VeriSign, Inc. .............                                 607,160
  4,500              Veritas Software Corp. .....                                 508,570
 20,100              Xerox Corp. ................                                 417,075
                                                                              -----------
                                                                               12,291,369
                                                                              -----------
 Cosmetics & Toiletries: 1.5%

  6,500              Colgate-Palmolive Co. ......                                 389,188
 19,000              Gillette Co. ...............                                 663,813
                                                                              -----------
                                                                                1,053,001
                                                                              -----------
 Electric Utilities: 1.5%

 18,100              AES Corp. ..................                                 825,813
  3,000              Pinnacle West Capital
                      Corp. .....................                                 101,625
  4,000              PPL Corp. ..................                                  87,750
                                                                              -----------
                                                                                1,015,188
                                                                              -----------
 Electronics: 7.6%

  6,597              Agilent Technologies,
                      Inc. ......................                                 486,529
  7,400              Applied Materials, Inc. ....                                 670,625
 18,300              Energizer Holdings, Inc. ...                                 333,975
  1,000              Integrated Device
                      Technology, Inc. ..........                                  59,875
  6,600              Intel Corp. ................                                 882,338
  5,500              KLA-Tenor Corp. ............                                 322,094
  2,500              LSI Logic Corp. ............                                 135,313
  5,000              Micron Technology, Inc. ....                                 440,313
  3,300              Novellus Systems, Inc. .....                                 186,656
  5,200              PE Corp.--PE Biosystems
                      Group......................                                 342,550
  1,600              PMC-Sierra, Inc. ...........                                 284,300
  5,000              Teradyne, Inc. .............                                 367,500
 11,000              Texas Instruments, Inc. ....                                 755,563
                                                                              -----------
                                                                                5,267,631
                                                                              -----------

                       See Notes to Financial Statements.

                        EAI Select Managers Equity Fund
          Schedule of Investments June 30, 2000 (unaudited)(continued)

 No. of
 Common
 Shares                       Securities                                     Value (Note 1)
-------------------------------------------------------------------------------------------
 Energy: 1.5%

  7,000              Phillips Petroleum Co. .....                             $   354,813
  3,000              Tosco Corp. ................                                  84,938
  4,422              Total Fina S.A. (ADR).......                                 339,665
  6,100              Williams Companies, Inc. ...                                 254,294
                                                                              -----------
                                                                                1,033,710
                                                                              -----------
 Financial Services: 8.9%

  9,500              American Express Co. .......                                 495,188
 18,000              Associates First Capital
                      Corp. (Class A)............                                 401,625
  4,400              Capital One Financial
                      Corp. .....................                                 196,350
 22,500              Charles Schwab Co. .........                                 756,563
  9,500              Federal Home Loan Mortgage
                      Corp. .....................                                 384,750
  6,800              Federal National Mortgage
                      Association................                                 354,875
  5,500              Goldman Sachs Group, Inc. ..                                 521,813
 12,900              Household International,
                      Inc. ......................                                 536,156
  6,000              Knight Trading Group,
                      Inc. ......................                                 178,875
 10,925              MBNA Corp. .................                                 296,341
  9,500              Merrill Lynch and Co.,
                      Inc. ......................                               1,092,500
  7,500              Morgan Stanley Dean
                      Witter.....................                                 624,375
  2,000              Providian Financial Corp. ..                                 180,000
  6,300              S1 Corp. ...................                                 146,869
                                                                              -----------
                                                                                6,166,280
                                                                              -----------
 Footwear: 0.5%

  9,000              Nike, Inc. (Class B)........                                 358,313
                                                                              -----------
 Healthcare: 1.1%

  8,200              HCA-The Healthcare
                      Corporation................                                 249,075
  5,000              Tenet Healthcare Corp. .....                                 135,000
  3,000              UnitedHealth Group, Inc. ...                                 257,250
  2,300              Universal Health Services,
                      Inc. ......................                                 150,650
                                                                              -----------
                                                                                  791,975
                                                                              -----------
 Hospital Supply: 1.7%

  7,800              Baxter International,
                      Inc. ......................                                 548,438
 21,200              Becton, Dickinson & Co. ....                                 608,175
                                                                              -----------
                                                                                1,156,613
                                                                              -----------
 Hotels: 0.6%

 13,200              Starwood Hotels and Resorts
                      Worldwide, Inc. ...........                                 429,825
                                                                              -----------
 Instruments: 0.5%

  2,700              Waters Corp. ...............                                 336,994
                                                                              -----------

 No. of
 Common
 Shares                       Securities                                     Value (Note 1)
-------------------------------------------------------------------------------------------
 Insurance: 3.1%

  4,400              Ambac Financial Group,
                      Inc. ......................                             $   241,175
  1,100              AON Corp. ..................                                  34,169
 13,100              AXA Financial, Inc. ........                                 445,400
  2,600              Chubb Corp. ................                                 159,900
  7,500              CIGNA Corp. ................                                 701,250
 10,400              Hartford Financial Services
                      Group, Inc. ...............                                 581,750
                                                                              -----------
                                                                                2,163,644
                                                                              -----------
 Leisure: 0.9%

 29,900              Harrah's Entertainment,
                      Inc. ......................                                 626,031
                                                                              -----------
 Machinery: 0.3%

  4,000              Deere & Co. ................                                 148,000
  1,500              Dover Corp. ................                                  60,844
                                                                              -----------
                                                                                  208,844
                                                                              -----------
 Media: 13.0%

 83,300              AT&T Corp.--Liberty Media
                      Group......................                               2,020,025
  9,300              Belo (A.H.) Corp. (Series
                      A).........................                                 161,006
 10,900              Cablevision Systems Corp.
                      (Class A)..................                                 739,838
 11,500              Clear Channel
                      Communications, Inc. ......                                 862,500
  2,500              Comcast Corp. (Class A).....                                 101,250
  4,000              Disney (Walt) Co. ..........                                 155,250
  2,700              Gemstar-TV Guide
                      International, Inc.........                                 165,923
 18,100              Infinity Broadcasting
                      Corp. .....................                                 659,519
  1,000              Knight-Ridder, Inc. ........                                  53,188
 11,700              New York Times Co. (Class
                      A).........................                                 462,150
 10,200              News Corp. Ltd. (ADR).......                                 484,500
  8,200              Time Warner, Inc. ..........                                 623,200
 41,600              USA Networks, Inc. .........                                 899,600
 10,600              Valassis Communications,
                      Inc. ......................                                 404,125
  9,005              Viacom, Inc. ...............                                 614,028
  4,000              Viacom, Inc. (Class A)......                                 273,500
 10,800              Westwood One, Inc. .........                                 368,550
                                                                              -----------
                                                                                9,048,152
                                                                              -----------
 Multi-Industry: 3.3%

 40,000              Cendant Corp. ..............                                 560,000
  7,500              General Electric Co. .......                                 397,500
  4,600              Honeywell International,
                      Inc. ......................                                 154,963
  6,500              Minnesota Mining and
                      Manufacturing Co. .........                                 536,250
 13,050              Tyco International Ltd. ....                                 618,244
                                                                              -----------
                                                                                2,266,957
                                                                              -----------

                       See Notes to Financial Statements.

                        EAI Select Managers Equity Fund
          Schedule of Investments June 30, 2000 (unaudited)(continued)

 No. of
 Common
 Shares                      Securities                                     Value (Note 1)
------------------------------------------------------------------------------------------
 Packaged Food: 2.3%

 11,300              Hershey Foods Corp. ........                            $   548,050
  1,800              Quaker Oats Co. ............                                135,225
  2,000              Ralston Purina Co. .........                                 39,875
 11,300              Wrigley (Wm.) Jr. Co. ......                                906,119
                                                                             -----------
                                                                               1,629,269
                                                                             -----------
 Paper: 0.7%

  8,600              Kimberly-Clark Corp. .......                                493,425
                                                                             -----------
 Pharmaceutical: 7.7%

  2,900              American Home Products
                      Corp. .....................                                170,375
  8,000              Amgen, Inc. ................                                562,000
 14,900              Bristol-Myers Squibb Co. ...                                867,925
  7,700              Elan Corp PLC (ADR)...........                              372,969
  2,800              Genentech, Inc. ............                                481,600
  3,400              IDEC Pharmaceuticals
                      Corp. .....................                                398,863
  4,200              MedImmune, Inc. ............                                310,800
  8,600              Merck & Co. ................                                658,975
    600              PE Corp.--PE Cellera
                      Genomics
                      Group......................                                 56,100
 20,375              Pfizer, Inc. ...............                                978,000
  9,282              Pharmacia Corp. ............                                479,763
                                                                             -----------
                                                                               5,337,370
                                                                             -----------
 Photo Equipment/Supplies: 1.1%

 12,400              Eastman Kodak Co. ..........                                737,800
                                                                             -----------
 Publishing: 0.2%

  2,000              Dow Jones & Co., Inc. ......                                146,500
                                                                             -----------
 Retail--General Merchandise: 0.3%

  3,000              Safeway, Inc. ..............                                135,375
  1,700              Wal-Mart Stores, Inc. ......                                 97,963
                                                                             -----------
                                                                                 233,338
                                                                             -----------
 Retail--Specialty: 1.4%

 24,900              Kroger Co. .................                                549,356
  5,500              RadioShack Corp. ...........                                260,563
  4,000              Zale Corp. .................                                146,000
                                                                             -----------
                                                                                 955,919
                                                                             -----------
 Telephone/Communications: 8.3%

  8,052              AT&T Corp. .................                                254,660
  7,500              BellSouth Corp. ............                                319,688
 10,000              Broadwing, Inc. ............                                259,375
  3,000              CommScope, Inc. ............                                123,000

 No. of
 Common
 Shares                      Securities                                     Value (Note 1)
------------------------------------------------------------------------------------------
 Telephone/Communications: (continued)

 17,900              Crown Castle International
                      Corp. .....................                            $   653,350
 24,800              EchoStar Communications
                      Corp. .....................                                821,113
 11,600              Global Crossing Ltd. .......                                305,225
  8,400              GTE Corp. ..................                                522,900
  5,300              JDS Uniphase Corp. .........                                635,338
  7,000              Nortel Networks Corp. ......                                477,750
  1,800              QUALCOMM, Inc. .............                                108,000
 12,780              SBC Communications, Inc. ...                                552,735
  4,600              Sprint Corp. ...............                                234,600
  7,800              Sprint Corp. (PCS Group)......                              464,100
  1,700              Vodafone Airtouch PLC (ADR)...                               70,427
                                                                             -----------
                                                                               5,802,261
                                                                             -----------
 Wholesale Distributor: 0.1%

  3,000              Arrow Electronic, Inc. .....                                 93,000
                                                                             -----------
 Total Common Stocks: 95.5% (cost: $53,684,112)...
                                                                              66,515,522
                                                                             -----------

                       Date of  Interest Value (Note
Short-Term Obligation  Maturity   Rate       1)
----------------------------------------------------
Repurchase Agreement
(Note 4): Purchased
on 6/30/00; maturity
value--$2,256,000
(with Boston Safe
Deposit and Trust
Co., collateralized
by $2,339,131 U.S.
Treasury Bill due
10/05/00 with an
interest yield of
5.91% valued at
$2,304,074)            7/03/00    4.05%
Total Short-Term Obligation:
3.3%
(cost: $2,256,000)                         2,256,000
                                         -----------
Total Investments:
98.8%
(cost: $55,940,112)                       68,771,522
Other assets less liabilities:
1.2%                                         869,607
                                         -----------
Net Assets: 100%                         $69,641,129
                                         ===========

-------
Glossary:

ADR--American Depositary Receipt

                       See Notes to Financial Statements.

              EAI Select Managers Equity Fund Financial Statements

Statement of Assets and Liabilities
June 30, 2000 (Unaudited)

Assets:
Investments, at value (cost: $55,940,112)(Note 1)                 $68,771,522
Cash                                                                      128
Receivables:
 Securities sold                                                    1,896,367
 Dividends and interest                                                95,292
 Capital shares sold                                                    7,765
Deferred organization costs (Note 1)                                   20,884
                                                                  -----------
  Total assets                                                     70,791,958
                                                                  -----------
Liabilities:
Payables:
 Securities purchased                                               1,038,294
 Management fee                                                        81,554
 Administration fee                                                    11,126
 Accrued expenses and other liabilities                                19,855
                                                                  -----------
  Total liabilities                                                 1,150,829
                                                                  -----------
Net Assets                                                        $69,641,129
                                                                  ===========
Net asset value, maximum offering price and redemption price per share ($69,641,129 / 6,211,881 shares of beneficial interest outstanding with an unlimited number of no par value shares
 authorized)                                                      $     11.21
                                                                  ===========
Composition of net assets:
 Aggregate paid in capital                                        $48,745,573
 Net unrealized appreciation of investments                        12,831,410
 Accumulated net investment loss                                      (50,333)
 Undistributed net realized gains                                   8,114,479
                                                                  -----------
                                                                  $69,641,129
                                                                  ===========

--------------------------------------------------------------------------------
Statement of Operations
Six Months Ended June 30, 2000 (Unaudited)

Income:
Dividends                                                        $   292,346
Interest                                                              44,175
                                                                 -----------
  Total income                                                       336,521
Expenses:
Management (Note 2)                                   $ 309,485
Administrative (Note 2)                                  67,279
Professional                                             33,366
Custodian                                                27,270
Amortization of deferred organization costs (Note 1)     20,554
Transfer agent                                           15,877
Registration                                              8,948
Shareholder reports                                       8,528
Trustees                                                  7,500
Other                                                    27,838
                                                      ---------
  Total expenses                                        526,645
Fees waived by the Manager (Note 2)                    (139,791)
                                                      ---------
  Net expenses                                                       386,854
                                                                 -----------
  Net investment loss                                                (50,333)
                                                                 -----------
Net Realized and Unrealized Gain (Loss) on
 Investments: (Note 3)
Net realized gain from investments                                 8,257,465
Net change in unrealized appreciation of investments              (7,806,471)
                                                                 -----------
Net gain on investments                                              450,994
                                                                 -----------
Net Increase in Net Assets Resulting from Operations             $   400,661
                                                                 ===========

Statements of Changes in Net Assets

                                                Six Months
                                                   Ended
                                               June 30, 2000    Year Ended
                                                (Unaudited)  December 31, 1999
                                               ------------- -----------------
Increase in Net Assets:
Operations:
 Net investment loss                            $   (50,333)    $  (111,903)
 Net realized gain from investments               8,257,465      11,500,400
 Net change in unrealized appreciation of
  investments                                    (7,806,471)      4,732,799
                                                -----------     -----------
 Net increase in net assets resulting from
  operations                                        400,661      16,121,296
                                                -----------     -----------
Distributions to shareholders from: (Note 1)
 Net realized gain from investments                      --     (11,467,181)
                                                -----------     -----------
Capital share transactions*:
 Net proceeds from sales of shares                6,342,490       5,170,246
 Reinvestment of distributions                           --      10,461,268
                                                -----------     -----------
                                                  6,342,490      15,631,514
 Cost of shares redeemed                         (2,646,987)    (10,189,848)
                                                -----------     -----------
 Increase in net assets resulting from capital
  share transactions                              3,695,503       5,441,666
                                                -----------     -----------
 Total increase in net assets                     4,096,164      10,095,781
Net Assets:
 Beginning of period                             65,544,965      55,449,184
                                                -----------     -----------
 End of period                                  $69,641,129     $65,544,965
                                                ===========     ===========
*Shares of Beneficial Interest Issued and
 Redeemed:
 Shares sold                                        560,393         471,772
 Reinvestment of dividends                               --         939,916
                                                -----------     -----------
                                                    560,393       1,411,688
 Shares redeemed                                   (237,805)       (909,752)
                                                -----------     -----------
 Net increase                                       322,588         501,936
                                                ===========     ===========

                       See Notes to Financial Statements.

                        EAI Select Managers Equity Fund
-------------------------------------------------------------------------------
Financial Highlights
For a share outstanding throughout each period

                           Six Months                                   For the Period
                              Ended       Year Ended December 31,     January 2, 1996(a)
                          June 30, 2000   --------------------------          To
                           (Unaudited)     1999      1998     1997    December 31, 1996
                          -------------   -------   -------  -------  ------------------
Net Asset Value,
 Beginning of Period....     $ 11.13      $ 10.29   $  9.43  $ 10.82       $ 10.00
                             -------      -------   -------  -------       -------
Income From Investment
 Operations:
 Net Investment Income
  (Loss)................       (0.01)       (0.02)     0.01     0.08          0.08
 Net Gain on Investments
  (both realized and
  unrealized)...........        0.09         3.18      2.24     3.04          1.35
                             -------      -------   -------  -------       -------
Total From Investment
 Operations.............        0.08         3.16      2.25     3.12          1.43
                             -------      -------   -------  -------       -------
Less Distributions from:
 Net Investment Income..          --           --     (0.02)   (0.08)        (0.08)
 Net Realized Gain on
  Investments...........          --        (2.32)    (1.37)   (4.43)        (0.53)
                             -------      -------   -------  -------       -------
Total Distributions.....          --        (2.32)    (1.39)   (4.51)        (0.61)
                             -------      -------   -------  -------       -------
Net Asset Value, End of
 Period.................     $ 11.21      $ 11.13   $ 10.29  $  9.43       $ 10.82
                             =======      =======   =======  =======       =======
Total Investment
 Return(b)..............        0.72%       30.71%    23.86%   28.84%        14.30%
----------------------------------------------------------------------------------------
Ratios/Supplementary
 Data
Net Assets, End of
 Period (000)...........     $69,641      $65,545   $55,449  $52,344       $88,607
Ratio of Gross Expenses
 to Average Net Assets..        1.57% (d)    1.60%     1.66%    1.55%         1.50%(d)
Ratio of Net Expenses to
 Average Net Assets.....        1.15% (d)    1.15%     1.15%    1.15%         1.15%(d)
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets(c)..       (0.15%)(d)   (0.19%)    0.09%    0.37%         0.73%(d)
Portfolio Turnover Rate.          45%          82%       63%      78%          174%

-------
(a)  Commencement of operations.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of distributions at net asset value on the payable date and a redemption on the last day of the period. Total returns for periods less than one year are not annualized.
(c)  Ratios would have been (0.57%), (0.64%), (0.42%), (0.03%) and 0.38%, respectively, had the Manager not waived expenses.
(d)  Annualized.

                      See Notes to Financial Statements.
-------------------------------------------------------------------------------
Notes To Financial Statements (Unaudited)
Note 1--Organization and Significant Accounting Policies:

EAI Select Managers Equity Fund (the "Fund"), organized as a Massachusetts business trust on September 27, 1995, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements are presented in conformity with generally accepted accounting principles in the United States. The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect reported amounts in the financial statements. Actual results could differ from these estimates.


A. Security Valuation--Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the principal markets for such securities on the last business day of the period. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the last bid price. Short-term obligations with more than sixty days remaining to maturity are valued at market. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which, with accrued interest, approximates value. Securities for which quotations are not readily available are stated at fair value as determined by the Board of Trustees.

B. Federal Income Taxes--It is the Fund's policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its

                        EAI Select Managers Equity Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued) taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Dividends and Distributions to Shareholders--Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

D. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities are determined on the specific identification cost method. Dividend income is recorded on ex-dividend date. Interest income is accrued as earned.

E. Organization Costs--Deferred organization costs of $209,315 will be amortized over a period not to exceed five years from the commencement of operations. In the event that, at any time during the five year period beginning with the date of commencement of operations, the initial shares acquired by the Manager prior to such date are redeemed by any holder thereof, the redemption proceeds payable in respect of such shares will be reduced by the pro rata share (based on the proportionate share of the initial shares redeemed to the total number of original shares outstanding at the time of redemption) of the then unamortized deferred organization costs as of the date of such redemption. In the event that the Fund liquidates before the deferred organization costs are fully amortized, the Manager shall bear such unamortized deferred organization costs.

Note 2--Agreements and Transactions of Related Parties--Evaluation Associates Capital Markets, Inc. (the "Manager"), a wholly owned subsidiary of EAI Partners, L.P. (the "Parent"), earned fees of $309,485 for the six months ended June 30, 2000 for management of the Fund. The fee is based on an annual rate of 0.92% of average daily net assets. For the six months ended June 30, 2000, the Manager agreed to waive management fees in the amount of $139,791 which represents the amount exceeding a self imposed expense limitation of 1.15% of average daily net assets. Such limitation will be in effect until December 31, 2000.

Certain officers and trustees of the Fund are officers, directors, or partners of the Manager or Parent.

Affiliates of the Manager or Parent and counsel to the Fund hold 1,857,947 shares (29.9%) and 2,003,611 shares (32.3%), respectively, of the outstanding shares of the Fund. Additionally, 865,311 shares are owned by two other shareholders, each of whom owns 6.9% and 7.0% of the outstanding shares of the Fund, respectively.

The Manager pays from its management fees each Subadviser a fee at the annual rate of 0.375 of 1% of the average monthly assets of the Fund managed by that Subadviser. At June 30, 2000, the Subadvisers are Iridian Asset Management LLC, Goldman Sachs Asset Management, Mastrapasqua & Associates, Inc., Peachtree Asset Management, and Siphron Capital Management.

In accordance with a Portfolio Accounting and Administration Agreement with Van Eck Associates Corporation, the Fund accrued $67,279 in administration fees for the six months ended June 30, 2000. The annual fee is graduated, beginning at
0.20 of 1% of the average daily net assets of less than $100 million to 0.12 of 1% of the average daily net assets in excess of $260 million.

The Fund accrued $19,116 of legal fees payable to Day, Berry & Howard LLP, counsel to the Fund, for the six months ended June 30, 2000 for legal services in conjunction with the Fund's ongoing operations.

Distribution Agreement--Under the terms of a Distribution Agreement with the Fund, EAI Securities Inc., a wholly owned subsidiary of the Parent, serves as the Distributor of the Fund's shares. EAI Securities, Inc., does not receive any fees for services provided pursuant to this agreement.

Note 3--Purchases and Sales--Purchases and sales of securities, other than short-term obligations, aggregated $31,841,472 and $29,889,656, respectively, for the six months ended June 30, 2000. For federal income tax purposes the cost of investments owned at June 30, 2000 was $56,116,491.

As of June 30, 2000, net unrealized appreciation for federal income tax purposes aggregated $12,655,031 of which $16,797,775 related to appreciated securities and $4,142,744 related to depreciated securities.

Note 4--Collateral--Collateral for repurchase agreements is held by the Fund's custodian, the value of which must be at least 102% of the underlying debt obligation. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuation on the collateral.

=================================================

Investment Manager
Evaluation Associates Capital Markets, Inc.
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958

Administrator
Van Eck Associates Corporation
99 Park Avenue
New York, NY 10016

Independant Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Day, Berry & Howard LLP
CityPlace
Hartford, CT 06103

Transfer Agent
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105-1802

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108

-------------------------------------------------
This report must be accompanied or preceded by an effective prospectus which includes more complete information such as charges and expenses. For a prospectus and additional information about EAI
Select Managers Equity Fund, please call the number listed below.

[LOGO OF EAI SELECT]

EAI Select Managers Equity Fund
EAI Securities Inc. - Distributor
200 Connecticut Avenue
Suite 700
Norwalk, CT 06854-1958
(203) 855-2255 (call collect)
www.eaiselect.com

=================================================



                  EAI Select

                  -----------

                   Managers

                  -----------

                  Equity Fund

                  -----------

                  Semi-Annual

                  -----------

                    Report

                  -----------

                 June 30, 2000


             [LOGO OF EAI SELECT]